Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001930179
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41665
Entity Registrant Name	ARB IOT GROUP LIMITED
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30